Intangible Assets (Details 1) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Year ending June 30, 2025 (Remaining 9 months)	$ 57,344
2026	178,341	$ 229,377
2026		178,341
Finite lived intangible assets, net	$ 235,685	$ 407,718	$ 637,095